Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Common Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Weighted average number of shares	6,828,452	6,809,594	6,824,673	5,625,689
Dilutive average number of shares	6,905,041	6,841,535	6,871,727	5,657,775